PROPERTY, PLANT AND EQUIPMENT - Narrative (Details)	1 Months Ended
Aug. 01, 2025 interest MW
Isagen S.A. E.S.P.
Disclosure of detailed information about property, plant and equipment [line items]
Ownership percentage	15.00%
Assets and liabilities classified as held for sale
Disclosure of detailed information about property, plant and equipment [line items]
Number of interests agreed to be sold | interest	2
Portion of portfolio agreed to be sold	25.00%
3000 MW U.S. Hydroelectric Facilities
Disclosure of detailed information about property, plant and equipment [line items]
Hydro power capacity (in MW) | MW	3,000